Retrospective restatement of the 2016 and 2017 financial statements (Schedule of Receivables and Payables) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Interest	$ 312,821	$ 252,290	$ 140,033
Accounts payable Transaction	90,806	39,604	(36,093)
Adjustment	$ 17,465	(41,311)	(172,322)
Loans [Member]
Statement Line Items [Line Items]
Balance with no modifications		2,443,294
Balance			2,443,294
2016 [Member]
Statement Line Items [Line Items]
Balance with no modifications		506,235
Balance			506,235
2016 [Member] | Loans [Member]
Statement Line Items [Line Items]
Balance with no modifications		177,101	2,949,529
Interest			31,882
Accounts payable Transaction			207,039
Adjustment			0
Long term accounts receivable taxes			(648,239)
Long term loans payable			(2,364,545)
Loans payables			1,435
Total adjustment			(2,772,428)
Balance			177,101
Industrias CH, S.A.B. de C.V. [Member] | 2016 [Member]
Statement Line Items [Line Items]
Balance with no modifications		0	475,395
Interest			5,783
Accounts payable Transaction			204,917
Adjustment			(38,854)
Long term accounts receivable taxes			(648,239)
Loans payables			998
Total adjustment			(475,395)
Balance			0
Industrias CH, S.A.B. de C.V. [Member] | 2016 [Member] | Loans [Member]
Statement Line Items [Line Items]
Balance with no modifications		0	49,579
Adjustment			38,854
Long term loans payable			(88,433)
Total adjustment			(49,579)
Balance			0
Pytsa Industrial, S.A. de C.V. [Member] | 2016 [Member]
Statement Line Items [Line Items]
Balance with no modifications		437
Loans payables			437
Total adjustment			437
Balance			437
Other accounts receivable by operation [Member] | 2016 [Member]
Statement Line Items [Line Items]
Balance with no modifications		30,840	30,840
Balance			30,840
Proyectos Comercializadora el Ninzi, S.A. de C.V. [Member] | 2016 [Member] | Loans [Member]
Statement Line Items [Line Items]
Balance with no modifications		145,824	1,715,405
Interest			1,467
Long term loans payable			(1,571,048)
Total adjustment			(1,569,581)
Balance			145,824
Perfiles Comerciales Sigosa, S.A. de C.V. [Member] | 2016 [Member] | Loans [Member]
Statement Line Items [Line Items]
Balance with no modifications		$ 0	678,310
Interest			24,632
Accounts payable Transaction			2,122
Long term loans payable			(705,064)
Total adjustment			(678,310)
Balance			$ 0